Brokerage And Custodial Fees (Details) (USD $)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Brokerage And Custodial Fees [Abstract]
Brokerage fees	$ 6,457,574	$ 10,012,903	$ 13,657,635	$ 21,290,632	$ 37,951,047	$ 54,834,417	$ 57,320,020
Custodial fees	145	184	325	324	687	512	155
Total	6,457,719	10,013,087	13,657,960	21,290,956	37,951,734	54,834,929	57,320,175
Percentage of gross proceeds paid to selling agents	9.50%		9.50%
Amount rebated to unitholders	$ 31,818	$ 4,829	$ 54,836	$ 5,155	$ 36,144